Financial instruments	9 Months Ended
Sep. 30, 2021
Financial instruments

18 Financial instruments

18.1 Non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	Sep/2021	Dec/2020	Sep/2021	Dec/2020

Cash and cash equivalents	3
Cash and banks		Amortized cost		4,270,532	1,946,963	4,270,532	1,946,963
Financial investments in Brazil		Fair value through profit or loss	Level 2	2,442,521	8,271,312	2,442,521	8,271,312
Financial investments abroad		Fair value through profit or loss	Level 2	5,312,835	3,644,577	5,312,835	3,644,577
				12,025,888	13,862,852	12,025,888	13,862,852

Financial investments	4
LFT´s and LF´s		Fair value through profit or loss	Level 2	1,574,299	2,163,042	1,574,299	2,163,042
Time deposit investments		Amortized cost		72,228	53,941	72,228	53,941
Other		Fair value through profit or loss	Level 2	1,305,963	1,425,808	1,305,963	1,425,808
				2,952,490	3,642,791	2,952,490	3,642,791

Trade accounts receivable	5	Amortized cost		7,889,383	4,677,092	7,889,383	4,677,092
Trade accounts receivable	5	Fair value through other comprehensive income	Level 2	58,959	78,116	58,959	78,116

Trade payables	13	Amortized cost		10,497,732	9,953,548	10,497,732	9,953,548

Borrowings	14	Amortized cost
Foreign currency - Bond			Level 1	29,145,214	34,963,651	32,410,958	37,155,060
Foreign currency - other borrowings			Level 2	4,770,837	5,959,493	5,093,376	6,371,070
Local currency			Level 2	480,216	1,499,400	1,774,825	2,591,920
				34,396,267	42,422,544	39,279,159	46,118,050

Braskem Idesa borrowings	15	Amortized cost
Project Finance			Level 2	7,122,422	7,700,072	10,230,163	11,486,114
Bond			Level 1	4,970,767	4,729,587	5,259,566	4,411,259
				12,093,189	12,429,659	15,489,729	15,897,373

Debentures	16	Amortized cost	Level 2	206,010	236,115	210,997	248,778

Loan to non-controlling shareholder of Braskem Idesa	7(a)	Amortized cost		3,456,265	3,222,493	3,456,265	3,222,493

Leniency agreement	23	Amortized cost		1,103,548	1,474,350	1,103,548	1,474,350

18.2 Derivative financial instruments

						Net			Net
	Operation characteristics		Accumulated			(Asset)/			(Asset)/
	Principal exposure		OCI (equity)			Liability	Change in	Financial	Liability
Identification		Derivatives	Extrinsic value	Intrinsic value	Fair value	Dec/2020	fair value	settlement	Sep/2021

Non-hedge accounting transactions
Exchange swap	Argentine peso	Dollar				(3)	48	(43)	2
NCE swap	Real	Dollar				145,144	48,726	(193,870)
Swap C3/PGP	Propane	Propene				63,901	198,599	(178,638)	83,862
Swap Nafta/Gasolina	Gasoline	Naphtha				7,046	23,114	(30,212)	(52)
						216,088	270,487	(402,763)	83,812

Hedge accounting transactions
Dollar call and put options	Real	Dollar	(72,398)	(43,028)	(115,427)	144,801	130,980	(160,354)	115,427
Interest rate swaps	Libor	Fixed rates			(165,616)	155,775	(12,569)	(43,448)	99,758
Dollar swap CDI	Real	Dollar+Fixed rates			(485,944)	566,640	70,991	(151,687)	485,944
			(72,398)	(43,028)	(766,987)	867,216	189,402	(355,489)	701,129

Derivatives

Assets
Current assets						33,769			8,269
Non-current assets						34,091			1,069
						67,860			9,338
Liabilities
Current liabilities						592,251			386,986
Non-current liabilities						558,913			407,293
						1,151,164			794,279
						1,083,304			784,941

(a) Hedge accounting transactions

(a.i) Dollar call and put option

On September 30, 2021, Braskem held a total notional amount of put options of US$1.95 billion, with an average strike price of 4.68 R$/US$. Simultaneously, the Company also held a total notional amount of call options of R$1.36 billion, with an average strike price of 6.71 R$/US$. The operations have a maximum term of 24 months.

Dollar-denominated future sales in Real were designated for hedge accounting, with the months of revenue recognition always coinciding with the months of the options. The future elements of forward exchange contracts are excluded from the designation of hedge instrument and are separately recorded as hedging cost, which is recognized under shareholders' equity in other comprehensive income.

(a.ii) Dollar Swap

In 2018, the Company contracted foreign exchange derivative operations (“swaps”) in the aggregate amount of R$1.27 billion, with annual maturities over the following 5 years starting January 2019. The amount payable in January 2020 was subject to the variation in the IPCA index. The remaining maturities are subject to the variation in the CDI. These operations were designated to cash flow hedge accounting, where the hedging instruments are foreign exchange derivatives and the hedged objects are highly probable future revenues in the domestic market subject to fluctuations in Brazilian Real/U.S. dollar price. Accordingly, the mark-to-market adjustment of the effective portion of the hedge will be recognized under shareholders equity in the line “Other comprehensive income” and will be recognized in the financial result only upon the maturity of each installment. The future elements of forward exchange contracts are excluded from designation of hedge instrument and are separately recorded as hedging cost, which is recognized under shareholders' equity in the other comprehensive income.

(a.iii) Hedge operation by the subsidiary Braskem Idesa related to Project Finance

Interest rate swap linked to LIBOR

Braskem Idesa contracted swap operations with the purpose of offsetting part of the LIBOR variation arising from the financings mentioned in Note 15. This hedge operation shares the same guarantees with the Project Finance.

Identification	Nominal value	Hedge	Maturity		Fair value, net
	US$	(interest rate per year)		Sep/2021	Dec/2020
Swap Libor I and VI	526,368	1.9825%	Aug-2025	99,758	155,775
Total	526,368			99,758	155,775

Derivatives
Current liabilities				49,103	53,838
Non-Current liabilities				50,655	101,937
Total				99,758	155,775

As described in Note 34(a), the Company prepaid the Project Finance (Note 15) and consequently settled the LIBOR swap linked to it.

18.3 Non-derivative financial liabilities designated to hedge accounting

(a.i) Future exports in U.S. dollars

At September 30, 2021, the exports that were designated not yet realized and not discontinued are shown below:

Total nominal value
US$

2023	-
2024	688,854
2025	800,000
2028	1,250,000
2030	800,000
2031	800,000
2032	800,000
5,138,854

The following table shows the changes in financial instruments designated for this hedge in the period:

					US$
		Hedge	Rebalanced
	Dec/2020	discontinued	hedge	Designations	Sep/2021

Designated balance	5,274,854	716,000	180,000	400,000	5,138,854

At September 30, 2021, the maturities of financial liabilities designated, within the scope of the consolidated statement of financial position, were as follows:

Schedule of financial liability maturity

Total nominal value
US$

2023	-
2024	688,854
2025	800,000
2028	1,250,000
2030	800,000
2031	800,000
2032	800,000
5,138,854

The following table provides the balances of exchange variation recognized in the Company’s net financial income (expenses) due to the realization of exports designated, for this hedge in the nine-month period ended September 30, 2021:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	150,000	2.0017	5.3747	505,945
Second quarter	186,000	2.0017	5.4739	645,837
Third quarter	180,000	2.0017	3.9786	355,842
	516,000			1,507,624

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” of this hedge are as follows:

	Exchange		Net
	variation	IR and CSL	effect

At December 31, 2020	(13,095,288)	4,452,397	(8,642,891)

Exchange variation recorded in the period on OCI / IR and CSL	(1,160,181)	394,462	(765,719)

Exchange variation transferred to profit or loss / IR and CSL	1,507,624	(512,592)	995,032

At September 30, 2021	(12,747,845)	4,334,267	(8,413,578)

(a.ii) Liabilities related to the Project Finance of future sales in U.S. dollar

At September 30, 2021, designated and unrealized sales were as follows:

Nominal value
US$

2021	56,381
2022	183,318
2023	230,992
2024	251,884
2025	227,775
2026	192,651
2027	89,516
2028	71,341
2029	15,020
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,218,878

As a result of the prepayment of the Project Finance (Note 34(a)), all cash flows designated and not yet realized will be discontinued. The balance under Other Comprehensive Income will be transferred to financial income (expenses) in accordance with the schedule of future hedged sales.

The following table shows the changes in financial instruments designated for this hedge in the period:

					US$
		Discontinued	Rebalanced	New
	Dec/2020	hedge	hedge	designations	Sep/2021

Designated balance	2,371,443	(222,797)	70,232	-	2,218,878

At September 30, 2021, the designated financial liabilities to hedge future sales were distributed as follows:

Nominal value
US$

2021	56,381
2022	183,318
2023	230,992
2024	251,884
2025	227,775
2026	192,651
2027	89,516
2028	71,341
2029	15,020
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,218,878

The following table provides the amounts of hedge accounting discontinued in the nine-month period ended September 30, 2021 (US$682,637), which is recorded in Braskem Idesa’s shareholders’ equity under “Other comprehensive income” and will be transferred to “profit and loss” according to the schedule of future hedged sales as they occur:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge discontinued in May 16, 2016	10,070	13.4541	17.9915	45,692	12,090
Hedge discontinued in December 2, 2019	645,940	13.6664	19.6113	3,840,030	1,016,072
Hedge discontinued in December 10, 2019	25,894	13.4541	19.3247	152,013	40,223
Hedge discontinued in February 18,2020	733	13.4541	18.5712	3,751	993
	682,637			4,041,486	1,069,378

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial income (expenses) due to the realization of sales designated and discontinued for this hedge in the nine-month period ended September 30, 2021:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	69,855	13.6534	19.9798	441,931	117,985
Second quarter	75,848	13.6515	20.5309	521,789	125,812
Third quarter	77,094	13.6518	19.8298	476,287	124,636
	222,797			1,440,007	368,433

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” are as follows:

	Exchange		Net
	variation	IR	effect

At December 31, 2020	(2,534,135)	760,979	(1,773,156)

Exchange variation recorded in the period on OCI / IR	(307,586)	92,276	(215,310)

Exchange variation transferred to profit or loss / IR	368,433	(110,530)	257,903

At September 30, 2021	(2,473,288)	742,725	(1,730,563)

18.4 Credit quality of financial assets

(a) Trade accounts receivable

The Company’s clients do not have risk ratings assigned by credit rating agencies. For this reason, the Company developed its own credit rating system for all accounts receivable from clients in Brazil and abroad.

Considering the stages 1, 2 and 3 of expected credit losses, the percentage of trade accounts receivable by risk ratings was as follows:

			(%)
		Sep/2021	Dec/2020
Minimal Risk		67.84	67.52
Low Risk		23.79	20.08
Medium Risk		6.95	10.43
High Risk		0.98	1.10
Very High Risk	(i)	0.45	0.86

(i)	Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

The calculation below considers the accounts receivable figure overdue more than 30 days, divided by consolidated gross revenue in the last 12 months:

	Last 12 months
	Domestic	Export
	market	market
September 30, 2021	0.01%	0.11%
December 31, 2020	0.05%	0.14%
September 30, 2020	0.06%	0.12%

For the export market, approximately 80% of the portfolio is guaranteed mainly by credit insurance. For the domestic market, approximately 42% of the portfolio is guaranteed mainly by sureties pledged by the partners of counterparties, followed by credit insurance.

(b) Other financial assets

In order to determine the credit ratings of counterparties of financial assets classified under cash and cash equivalents, and financial investments, the Company uses the risk rating of agencies Standard & Poor’s, Moody’s and Fitch Ratings, within the limits established in its financial policy approved by the Board of Directors.

		Sep/2021	Dec/2020
Financial assets with risk assessment
AAA		9,618,753	13,639,273
AA+		253,077	412,612
AA		848,006	735,755
AA-		93,394	199,405
A+		2,317,500	1,336,334
A		72,661	53,941
A-		283,829	91,487
BBB+		33,243	982,225
BBB		1,410,894	49
BBB-		953
BB		1,151
		14,933,461	17,451,081
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	44,917	54,562
		44,917	54,562

Total		14,978,378	17,505,643

(i)	Investments approved by the Management, in accordance with the financial policy.

18.5 Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, shares and share indexes, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

(a) Selection of risks

On September 30, 2021, the main risks that can affect the value of Company’s financial instruments are:

• U.S. dollar/Brazilian Real exchange rate;

• LIBOR floating interest rate;

• IPCA inflation rate;

• Selic interest rate; and

• CDI interest rate.

For the purposes of the risk sensitivity analysis, the Company presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rates that could be directly influenced by it.

(b) Value at risk

The value at risk of the derivatives held by the Company which is defined as the impact on the fair value adjustment that could result in one month as from September 30, 2021, with a probability of 5%, and under normal market conditions, was estimated by the Company at US$33,912 for put options and call options (Note 18.2.1(a.i)), US$1.822 for the swap of LIBOR related to Braskem Idesa project (Note 18.2.1(a.iii)) and US$23.450 for Dollar swap (Note 18.2.1(a.ii)).

(c) Selection of scenarios

The Focus Market Readout published by the Central Bank of Brazil (BACEN) was used to develop the probable scenario for the U.S. dollar/Brazilian Real exchange rate, the Selic interest rate and the CDI interest rate as at September 30, 2021.

According to the Market Readout, at the end of 2021, the U.S. dollar will remain at approximately R$5.20, while the Selic rate should remain at 8.25% p.a. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

Since the Market Readout survey does not include consensus forecasts for the LIBOR rate, Braskem used the forecast of the Federal Reserve for the Federal Funds Rate at the end of the year, published in September 2021, in comparison with the actual Federal Funds Rate on September 30, 2021. The forecasts point to the current level of the Federal Funds Rate remaining unchanged, which means that the variation in the probable scenario for LIBOR in the sensitivity analysis is null for all financial instruments indexed to LIBOR.

For each variable analyzed in the sensitivity analysis, the Company estimated annualized variations corresponding to 1 to 3 standard deviations of the monthly averages of the last five years, which are equivalent to approximately 15.866% and 0.135% of probability of occurrence for the reasonably possible and possible scenarios, respectively. Then, these changes are applied to the current market levels of each variable.

Effects of COVID-19

The assumptions of the future value adopted in the construction of the probable scenario and the current value of each variable in this analysis are referenced to the reporting date September 30, 2021. Given the instability in the current economic scenario caused by the COVID-19 pandemic, interest rates and foreign exchange rates are affected daily. Therefore, during the period for reporting this interim financial information the current value and the probable scenario of these parameters may have changed. However, Braskem’s gains and losses in these probable stress scenarios are analyzed by increasing each variable according to the aforementioned.

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario.

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(13%)	(40%)

Brazilian real/U.S. dollar exchange rate
Bonds	1,501,520	(4,595,135)	(13,785,406)
Braskem Idesa borrowings	313,474	(959,330)	(2,877,991)
Export prepayments	1,975	(6,045)	(18,134)
Investments	107,625	(329,367)	(988,101)
SACE	83,815	(256,500)	(769,499)
Dollar call and put options (i)	94,480	(325,305)	(1,613,885)
Dollar swap x CDI	68,924	(206,885)	(623,654)
MONFORTE	11,428	(34,974)	(104,922)
Nexi	5,132	(15,706)	(47,119)
Other
Financial investments abroad	(354)	1,082	3,246

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(39%)	(116%)

Libor floating interest rate
Export prepayments		(1,069)	(3,208)
Swap		17,165	50,974
Braskem Idesa borrowings		(140,270)	(420,809)
Nexi		(6,091)	(18,272)
SACE		(74,432)	(223,297)
MONFORTE		(4,423)	(13,268)
Investments		(89,067)	(267,200)
Other

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(26%)	(77%)

CDI interest rate
Debentures	(3,984)	(3,192)	(10,035)
Financial investments in local currency	104	84	251

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(15%)	(44%)

IPCA interest rate
Debêntures	10,262	(8,942)	(27,734)
BNDES	103,256	(98,057)	(329,784)
BNB/ FINEP/ FUNDES/FINISA/FINAME/FNE	351	(309)	(966)

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(26%)	(77%)

Selic interest rate
Leniency agreement	(14,770)	(11,909)	(35,588)

(i)	The Company is in the short position of a possible counterparty call.